FDIC loss share (expense) income - Additional Information (Detail) (Federal Deposit Insurance Corporation [Member])	12 Months Ended
Dec. 31, 2012
Federal Deposit Insurance Corporation [Member]
F D I C Loss Share Expense Income [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%